Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	PAYC
Entity Registrant Name	Paycom Software, Inc.
Entity Central Index Key	0001590955
Entity Filer Category	Non-accelerated Filer